SEGMENT REPORTING	3 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company's Chief Operating Decision Maker (“CODM”) reviews results of operations to make decisions about allocating resources and assessing performance. Based on the current reporting structures, decision-making processes and considering the aggregation criteria in IFRS 8.12, Operating Segments, the Company identified three reportable segments: Technical Apparel, Outdoor Performance and Ball & Racquet Sports.
Amer Sports brands operate in the following key categories:
Technical Apparel, which includes Arc’teryx and Peak Performance.
Outdoor Performance, which includes the Salomon, Atomic, and Armada brands. On May 1, 2024, the Company sold ENVE, which was part of the Outdoor Performance segment. The ENVE business represented less than 1% of the Company’s net revenue and was not considered material to the Company's consolidated results of operations.
Ball & Racquet Sports, which includes Wilson, Demarini, Louisville Slugger, EvoShield, and ATEC.
The Company measures each segment’s performance based on revenue and adjusted operating profit as these are the measures used by the CODM for assessing the performance of operating segments.
Information on reportable segments
Revenue and Depreciation and Amortization of reportable segments for the three months ended March 31, 2025, and 2024 were as follows:

	Revenue		Depreciation & Amortization
In millions	2025	2024	2025	2024
Technical Apparel	$663.8	$517.1	$35.7	$28.0
Outdoor Performance	502.4	401.8	30.9	25.3
Ball & Racquet Sports	306.3	273.6	9.7	7.6
Total Reportable Segments	1,472.5	1,192.5	76.3	60.9
Corporate	—	—	1.4	1.6
Total	$1,472.5	$1,192.5	$77.7	$62.5
Adjusted Operating Profit of reportable segments for the three months ended March 31, 2025, and 2024 were as follows:

In millions	2025	2024
Technical Apparel	$157.8	$117.3
Outdoor Performance	73.8	19.4
Ball & Racquet Sports	20.2	10.8
Total Adjusted Operating Profit of Reportable Segments	251.8	147.5
Corporate expenses (1)	(19.6)	(17.7)
Adjustments:
Depreciation and amortization on PPA fair value step up (2)	(10.5)	(10.7)
Restructuring expenses (3)	(2.9)	(0.9)
Expenses related to transaction activities (4)	(0.3)	(5.8)
Expenses related to certain legal proceedings (5)	0.7	—
Share-based payment expenses (6)	(5.0)	(3.4)
Interest expense	(22.0)	(68.3)
Foreign currency exchange losses, net & other finance costs	3.9	(14.0)
Loss on debt extinguishment	—	(14.3)
Interest income	1.5	2.7
Income before tax	$197.6	$15.1
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(1)Includes corporate expenses, which have not been allocated to reportable segments
(2)Consists of depreciation and amortization on PPA fair value step up of intangible and tangible assets in connection with the acquisition and delisting of Amer Sports in 2019. For further information, refer to Note 1. The Company in the Company’s annual report on Form 20-F for the year ended December 31, 2024.
(3)Includes expenses for restructuring from severance, exit and termination events, and other non-recurring costs from payroll tax audits.
(4)Includes advisory fees in connection with M&A activities and non-recurring costs associated with our IPO and disposal of businesses.
(5)Includes inventory write-offs, legal fees and judgements in connection with non-recurring legal actions.
(6)Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end under the 2019 and 2023 ESOP plans. Refer to Note 5. Share-Based Payments for additional information about the 2019 and 2023 ESOP plans.
The Company does not present other items of the unaudited condensed consolidated interim statement of income and other comprehensive income as well as assets and liabilities per segment as such information is not evaluated or used by the CODM for decision-making purposes on a regular basis.
The majority (71.0% and 71.6% as of March 31, 2025 and December 31, 2024, respectively) of non-current assets, comprising of goodwill, other intangible assets, property, plant and equipment as well as right-of-use assets are owned from Finland. No other country is deemed individually material for the Company in all periods presented for the purpose of this disclosure.